STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2017	$-	$-	$-	2,111,533	$-
Year ended December 31, 2018	$-	$-	$-	5,816,833	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A Summary of the status of the Company’s option grants as of December 31, 2018 and 2017 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2016	2,808,359	$0	5.0	-
Granted	2,111,533	$0.17	5.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2017	4,919,892	$-	5.0	$-
Granted	3,705,300	$0.14	5.0	-
Exercised		$-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2018	8,625,192	$-	5.0	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

None of the options granted during 2017 vested within the year. The weighted average fair value at the grant date for options during the year ended December 31, 2017 was estimated using the Black-Scholes option valuation model with the following inputs:

2017
Average expected life in years	5
Average risk-free interest rate	2.20%
Average volatility	253%
Dividend yield	0%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2018 and December 31, 2017 and the weighted average grant date fair value is presented below:

2018	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	4,816,987	$0.14	$679,553
Non-vested	3,808,205	$0.13	$477,570
Total	8,625,192	$0.13	$1,157,103

2017	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	3,410,191	$0.14	$476,080
Non-vested	1,509,701	$0.14	$211,706
Total	4,919,892	$0.14	$687,786

Schedule of Share-based Compensation, Activity [Table Text Block]

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2017:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2016	20,591,686	-	-
Granted during the year	5,433,230	$0.0818	4.55
Exercised during the year	13,300,539	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	12,694,377	-	-
Granted during the year	47,150,588	$0.075	2
Exercised during the year	3,798,781	$0.033	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	56,046,184	-	-

Schedule of Class of Warrant or Right, Expire in Fiscal Year [Table Text Block]	The Common stock warrants expire in the years ended December 31 as follows:
Year	Amount
2018	-
2019	-
2020	55,096,798
2021	949,386
2022	-
56,046,184